RELATED PARTY TRANSACTIONS (Details) - Related parties - Lin BioScience, Inc - USD ($) $ in Thousands							12 Months Ended
	Nov. 01, 2023	Jul. 01, 2023	Nov. 01, 2022	Jul. 01, 2022	Jul. 01, 2021	Jul. 01, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LBS-007 R&D service agreement
RELATED PARTY TRANSACTIONS
Percentage of service fee on actual costs	110.00%		110.00%
Amount of transactions							$ 46	$ 32
Research and Development Expense
RELATED PARTY TRANSACTIONS
Percentage of service fee on actual costs		110.00%		110.00%	110.00%	110.00%
Amount of transactions							$ 63	$ 140	$ 183